Financial investments	9 Months Ended
Sep. 30, 2022
Financial investments [Abstract]
Financial investments
Note 8. - Financial investments
The detail of Non-current and Current financial investments as of September 30, 2022 and December 31, 2021 is as follows:

	Balance as of September 30, 2022	Balance as of December 31, 2021
	($ in thousands)
Fair Value through OCI (Investment in Ten West link)	15,959	14,459
Derivative assets (Note 9)	99,044	10,807
Other receivable accounts at amortized cost	71,872	71,342
Total non-current financial investments	186,875	96,608
Contracted concessional financial assets	184,392	188,912
Derivative assets (Note 9)	5,046	2,153
Other receivable accounts at amortized cost	631	16,314
Total current financial investments	190,069	207,379

Investment in Ten West Link is a 12.5% interest in a 114-mile transmission line in the U.S., currently under development.